S000106341 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	73 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	0.83%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	(0.36%)	4.17%
Performance Inception Date			Dec. 03, 2019
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	0.63%	1.71%
Performance Inception Date			Dec. 03, 2019
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	1.21%	2.02%
Performance Inception Date			Dec. 03, 2019